SEGMENTED REPORTING	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
SEGMENTED REPORTING [Text Block]
12.	SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business and exploration activities through geographical regions – Canada and South Africa. The Chief Operating Decision Makers (“CODM”) reviews information from the below segments separately so the below segments are separated. This represents a change from prior years and comparative information has been represented to reflect the way the CODM currently reviews the information

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At February 28, 2019	Assets	Liabilities
Canada	$2,738	$63,053
South Africa	37,300	2,928
	$40,038	$65,981

At August 31, 2018	Assets	Liabilities
Canada	$3,333	$58,396
South Africa	38,516	2,983
	$41,849	$61,379

Comprehensive Loss (Income) for the	February 28,	February 28,
year ended	2019	2018

Canada	$(1,375)	$12,621
South Africa	9,622	7,181

	$8,247	$19,802